CONCENTRATION RISK	12 Months Ended
Jun. 30, 2025
Risks and Uncertainties [Abstract]
CONCENTRATION RISK

9. CONCENTRATION RISK

Customer concentration

A summary of single customers which were for 10% or more of the Company’s revenue and the comparative figures in the respective periods is as follows.

	Year ended December 31,	Six months ended June 30,	Year Ended June 30,
	2023	2024	2025
Customer A	14.2%	12.1%	8.3%
Customer B	11.1%	14.2%	—
Customer C	9.8%	10.2%	5.8%
Customer D	—	15.3%	12.9%
Customer E	—	—	10.1%
	35.1%	51.8%	42.2%

A summary of customers which were for 10% or more of the Company’s accounts receivable and the comparative figures in the respective periods is as follows.

	As of June 30,
	2024	2025
Customer D	34.8%	19.9%
Customer B	16.6%	—
Customer A	10.1%	12.3%
	61.5%	32.2%

Vendor concentration

The Company does not have a concentration of its cost of revenue with specific vendors. During the year ended December 31, 2023, the six months ended June 30, 2024 and the year ended June 30, 2025, there were no vendors that accounted for more than 10% of the Company’s cost of revenue.